Segment and corporate information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment and corporate information
Revenue from contracts with customers	€ 17,657,558	€ 18,145,918	€ 18,442,806
Revenue from insurance contracts	1,614,024	1,227,140	851,584
Revenue from lease contracts	64,327	80,559	103,627
Revenue	19,335,909	19,453,617	19,398,017
Costs of revenue	(14,579,257)	(14,528,612)	(14,504,328)
Research and development	(183,493)	(231,970)	(228,624)
Operating income (loss)	1,392,395	1,369,438	1,511,755
Interest	(335,469)	(336,423)	(292,476)
Income before income taxes	1,056,926	1,033,015	1,219,279
Depreciation and amortization	(1,535,536)	(1,612,737)	(1,718,802)
Impairment loss	(206,721)	(139,234)	(119,561)
Income (loss) from equity method investees	134,875	121,785	66,559
Total assets	33,566,579	33,929,808	35,754,114
thereof investment in equity method investees	620,831	642,928	773,724
Additions of property, plant and equipment, intangible assets and right-of-use assets	1,374,729	1,316,738	1,318,421
Health care services
Segment and corporate information
Revenue from contracts with customers	13,471,363	14,166,796	14,566,485
Revenue from insurance contracts	1,614,024	1,227,140	851,584
Revenue	15,085,387	15,393,936	15,418,069
Health care products
Segment and corporate information
Revenue from contracts with customers	4,186,195	3,979,122	3,876,321
Revenue from lease contracts	64,327	80,559	103,627
Revenue	4,250,522	4,059,681	3,979,948
Total Segment
Segment and corporate information
Revenue from contracts with customers	17,657,558	18,145,918	18,442,806
Revenue from insurance contracts	1,614,024	1,227,140	851,584
Revenue from lease contracts	64,327	80,559	103,627
Revenue	19,335,909	19,453,617	19,398,017
Total Segment | Health care services
Segment and corporate information
Revenue from contracts with customers	13,471,363	14,166,796	14,566,485
Total Segment | Health care products
Segment and corporate information
Revenue from contracts with customers	4,186,195	3,979,122	3,876,321
Care Delivery
Segment and corporate information
Revenue from contracts with customers	13,661,096	14,350,817	14,741,388
Revenue from insurance contracts	1,614,024	1,227,140	851,584
Revenue	15,275,120	15,577,957	15,592,972
Care Delivery | Health care services
Segment and corporate information
Revenue from contracts with customers	13,471,363	14,166,796	14,566,485
Care Delivery | Health care products
Segment and corporate information
Revenue from contracts with customers	189,733	184,021	174,903
Care Enablement
Segment and corporate information
Revenue from contracts with customers	3,996,462	3,795,101	3,701,418
Revenue from lease contracts	64,327	80,559	103,627
Revenue	4,060,789	3,875,660	3,805,045
Care Enablement | Health care products
Segment and corporate information
Revenue from contracts with customers	3,996,462	3,795,101	3,701,418
Operating Segments | Total Segment
Segment and corporate information
Revenue	20,831,654	20,923,385	20,946,108
Costs of revenue	(16,035,538)	(15,985,430)	(16,052,600)
Research and development	(183,490)	(231,698)	(228,624)
Operating income (loss)	1,456,917	1,449,291	1,656,487
Depreciation and amortization	(1,507,687)	(1,583,122)	(1,676,829)
Impairment loss	(206,711)	(139,117)	(116,390)
Income (loss) from equity method investees	134,875	121,785	66,256
Total assets	58,084,998	55,106,091	54,664,959
thereof investment in equity method investees	620,831	642,928	773,724
Additions of property, plant and equipment, intangible assets and right-of-use assets	1,389,580	1,304,903	1,285,523
Operating Segments | Care Delivery
Segment and corporate information
Revenue	15,275,120	15,577,957	15,592,972
Costs of revenue	(12,120,133)	(12,151,346)	(12,195,436)
Research and development	(41)	(42)	(3,908)
Operating income (loss)	1,189,819	1,515,812	1,686,296
Depreciation and amortization	(1,045,180)	(1,125,625)	(1,215,032)
Impairment loss	(185,156)	(89,963)	(85,009)
Income (loss) from equity method investees	134,875	115,354	72,809
Total assets	43,399,009	41,713,669	40,550,380
thereof investment in equity method investees	620,831	642,928	440,924
Additions of property, plant and equipment, intangible assets and right-of-use assets	883,079	776,134	810,028
Operating Segments | Care Enablement
Segment and corporate information
Revenue	5,556,534	5,345,428	5,353,136
Costs of revenue	(3,915,405)	(3,834,084)	(3,857,164)
Research and development	(183,449)	(231,656)	(224,716)
Operating income (loss)	267,098	(66,521)	(29,809)
Depreciation and amortization	(462,507)	(457,497)	(461,797)
Impairment loss	(21,555)	(49,154)	(31,381)
Income (loss) from equity method investees		6,431	(6,553)
Total assets	14,685,989	13,392,422	14,114,579
thereof investment in equity method investees			332,800
Additions of property, plant and equipment, intangible assets and right-of-use assets	506,501	528,769	475,495
Operating Segments | Corporate
Segment and corporate information
Costs of revenue	(15,266)	(246)
Research and development	(3)	(272)
Operating income (loss)	(47,951)	(67,148)	(144,913)
Depreciation and amortization	(71,922)	(70,694)	(56,716)
Impairment loss	(10)	(117)	(3,171)
Income (loss) from equity method investees			303
Total assets	10,812,572	9,959,710	8,436,587
Additions of property, plant and equipment, intangible assets and right-of-use assets	41,450	42,953	52,490
Inter-segment
Segment and corporate information
Revenue	(1,495,745)	(1,469,768)	(1,548,091)
Costs of revenue	1,471,547	1,457,064	1,548,272
Operating income (loss)	(16,571)	(12,705)	181
Depreciation and amortization	44,073	41,079	14,743
Total assets	(35,330,991)	(31,135,993)	(27,347,432)
Additions of property, plant and equipment, intangible assets and right-of-use assets	(56,301)	(31,118)	(19,592)
Inter-segment | Total Segment
Segment and corporate information
Revenue	(1,495,745)	(1,469,768)	(1,548,091)
Inter-segment | Care Enablement
Segment and corporate information
Revenue	€ (1,495,745)	€ (1,469,768)	€ (1,548,091)